Investments and loan receivable (Tables)	6 Months Ended
Jun. 30, 2021
Investments and loan receivable
Schedule of investments and loan receivable

	At June 30,	At December 31,
	2021	2020
Equity investments	$266.5	$195.6
Loan receivable	38.4	37.1
Warrants	3.3	5.7
	$308.2	$238.4

Schedule of unrealized gains (losses) on available-for-sale investments recognized in other comprehensive income

	For the three months ended		For the six months ended
	June 30,		June 30,
	2021	2020	2021	2020
Gain on changes in the fair value of equity investments at FVTOCI	$53.5	$42.6	$74.9	$1.9
Income tax expense in other comprehensive income	(6.8)	(5.6)	(9.6)	(0.2)
Gain on changes in the fair value of equity investments at FVTOCI, net of income tax	$46.7	37.0	$65.3	$1.7

Schedule of equity method investments

	At June 30,	At December 31,
	2021	2020
Labrador Iron Ore Royalty Corporation	$239.9	$162.2
Other	26.6	33.4
	$266.5	$195.6